Embark Commodity Strategy Fund Investment Risks - Embark Commodity Strategy Fund	Oct. 31, 2025
Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity Risk: The Fund has exposure to commodities through investments (either directly or through the Subsidiaries) in commodity-linked derivative instruments. Commodity prices are generally affected by, among other factors, the cost of producing, transporting and storing commodities, changes in consumer or commercial demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, weather, political and other global events, global economic factors and government intervention in or regulation of the commodity or commodity futures markets. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.
Commodity-Linked Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Risk: The Fund’s investments in commodity-linked derivative instruments (either directly or through the Subsidiaries) may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by prevailing spot prices (the price at which a commodity can be bought or sold for immediate delivery) for the underlying commodity, supply and demand, market activity, liquidity, economic, financial, political regulatory, geographical, biological or judicial events, and the general interest rate environment. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade, or the applicable clearing house may default or otherwise fail to perform. The Fund will incur certain costs as a result of its use of derivatives and is required to post margin in respect to certain of its holdings in derivatives. Costs incurred by the Fund as a result of its use of derivatives will ultimately be borne by shareholders. The Fund’s use of commodity-linked derivatives will have a leveraging effect on the Fund’s portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund otherwise would have had. The Fund’s exposure to leverage can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject and make the Fund more volatile.
Commodity Futures Contract Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity Futures Contract Risk: Like investments in other commodity-linked derivative instruments, investments in commodity futures contracts may subject the Fund to significantly greater volatility than investments in traditional securities. If all or a significant portion of the futures contracts were to reach a negative price, you could lose your entire investment. Each trading facility on which the commodity futures contracts are traded has the right to suspend or limit trading in the instruments that it lists. Certain of the futures contracts in which the Fund may invest trade on non-U.S. exchanges that impose different requirements than U.S. exchanges. These futures contracts may be subject to additional risks, including greater price volatility, temporary price aberrations and the potential imposition of limits that constrain appreciation or cause depreciation of the prices of such futures contracts, as well as different and longer settlement periods. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration through “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the prices of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract that may negatively impact returns.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities or other financial instruments held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Multi-Manager Risk: The Subadvisors’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. It is possible that one or more of the Subadvisors may, at any time, take positions that may be opposite of positions taken by other Subadvisors. In such cases, the Fund will incur brokerage or other transaction costs, without accomplishing any net investment results. Moreover, the allocation of Fund assets among Subadvisors may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisors.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: A counterparty, including a counterparty to an OTC derivative instrument, may be unwilling or unable to meet its contractual obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults ion its payment obligations to the Fund, the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States or other jurisdictions. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Counterparties may be less willing to enter into transactions in stressed or volatile market conditions or may alter the terms they are willing to accept in such conditions. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund not to be able to achieve its investment objective or to change its investment objective.
Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk: The Fund is deemed to be a commodity pool due to its investment exposure to commodity-linked derivatives and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and each Subadvisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Subadvisors, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Subadvisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a contractual instrument owned by the Fund could default on its obligation. See “Counterparty Risk."
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk: As a result of the Fund’s investments in securities or other financial instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadvisor may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
Investment in Money Market Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Money Market Funds Risk: Investments in money market funds are subject to market and selection risk. In addition, if the Fund acquires shares of money market funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the money market funds.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Quantitative Analysis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities or other financial instruments selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities or other financial instruments selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: To the extent that the Fund has significant exposure to a particular sector or commodity, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or commodity will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or commodities.
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are the same as those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service (“IRS”) or the U.S. Department of the Treasury.
U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s exposure to U.S. Treasury obligations to decline.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.